Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	December 31, 2025	December 31, 2024
Prepaid taxes	$12,599	$6,151
Others	129,560	128,511
Proceeds from disposal of subsidiaries	-	480,000
Subtotal	142,159	614,662
Less: other receivable from discontinued operations	-	28,507
Total other receivable	$142,159	$586,155